CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 66,818	$ 94,915
Available for sale securities	40,359	23,324
Trade accounts receivable	5,742	210
Due from related parties	41,195	9,775
Other receivables	3,585	2,606
Inventories	3,642	1,228
Prepaid expenses and accrued income	1,266	545
Investment in direct financing and sales-type leases, current portion	58,753	60,160
Total current assets	221,360	192,763
Vessels and equipment	1,164,742	1,062,295
Accumulated depreciation on vessels and equipment	(204,342)	(165,465)
Vessels and equipment, net	960,400	896,830
Newbuildings	73,780	123,750
Investment in direct financing and sales-type leases, long-term portion	1,116,191	1,159,900
Investment in associated companies	219,907	169,838
Loans to related parties - associated companies, long-term	235,163	274,184
Loans to others, long-term	50,000	50,000
Financial instruments (long-term): mark to market valuation	1,008	0
Other long-term investments	1,251	3,140
Deferred charges	22,943	25,723
Total assets	2,902,003	2,896,128
Current liabilities
Current portion of long-term debt	220,051	150,342
Trade accounts payable	659	681
Due to related parties	7,495	4,421
Accrued expenses	14,089	9,370
Other current liabilities	5,874	9,334
Total current liabilities	248,168	174,148
Long-term liabilities
Long-term debt	1,630,480	1,760,122
Financial instruments (long-term): mark to market valuation	91,690	79,870
Other long-term liabilities	22,285	24,897
Total liabilities	1,992,623	2,039,037
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 79,225,000 and 79,125,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively)	79,225	79,125
Additional paid-in capital	61,230	61,670
Contributed surplus	555,958	548,354
Accumulated other comprehensive loss	(82,923)	(62,004)
Accumulated other comprehensive loss - associated companies	(7,997)	(24,737)
Retained earnings	303,887	254,683
Total stockholders' equity	909,380	857,091
Total liabilities and stockholders' equity	$ 2,902,003	$ 2,896,128